ORDINARY SHARES AND ADDITIONAL PAID-IN CAPITAL (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands				12 Months Ended
	Aug. 31, 2016 CNY (¥) shares	May 02, 2016 USD ($) $ / shares shares	May 02, 2016 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2018 USD ($) Vote shares	Dec. 31, 2018 CNY (¥) Vote shares	Nov. 04, 2015 USD ($) $ / shares shares
ORDINARY SHARES AND ADDITIONAL PAID-IN CAPITAL
Number of votes per share | Vote							1	1
Ordinary share capital value authorized | $									$ 30
Ordinary share, shares authorized					3,000,000,000		3,000,000,000	3,000,000,000	3,000,000,000
Ordinary share, par value (in USD per share) | $ / shares									$ 0.00001
Ordinary share, shares issued					1,425,282,175		1,468,059,155	1,468,059,155	1,000,000,000
Ordinary share, value issued					¥ 93		$ 14	¥ 96	$ 10
Issuance of ordinary shares | ¥						¥ 660,166
ADSs | IPO
ORDINARY SHARES AND ADDITIONAL PAID-IN CAPITAL
Issuance of ordinary shares (in shares)		7,500,000	7,500,000
Per share value of shares issued (in dollars per share) | $ / shares		$ 13.5
ADSs | Private placement
ORDINARY SHARES AND ADDITIONAL PAID-IN CAPITAL
Issuance of ordinary shares (in shares)		740,741	740,741
Per share value of shares issued (in dollars per share) | $ / shares		$ 13.5
Ordinary Shares
ORDINARY SHARES AND ADDITIONAL PAID-IN CAPITAL
Issuance of ordinary shares (in shares)						164,814,815
Issuance of ordinary shares		$ 1,648	¥ 10			¥ 11
Shares issued from exercise of stock option and RSUs				42,776,980	47,573,600	12,002,820
Value of shares issued from exercise of stock option and RSUs | ¥				¥ 19,930	¥ 36,930	¥ 10,750
Ordinary Shares | IPO
ORDINARY SHARES AND ADDITIONAL PAID-IN CAPITAL
Issuance of ordinary shares (in shares)		150,000,000	150,000,000
Ordinary Shares | Private placement
ORDINARY SHARES AND ADDITIONAL PAID-IN CAPITAL
Issuance of ordinary shares (in shares)		14,814,815	14,814,815
Additional paid-in capital
ORDINARY SHARES AND ADDITIONAL PAID-IN CAPITAL
Issuance of ordinary shares | ¥			¥ 660,160			¥ 660,155
Gold Master HK
ORDINARY SHARES AND ADDITIONAL PAID-IN CAPITAL
Ownership percentage acquired	100.00%
Ordinary shares issued	200,890,940
Additional paid-in capital in Gold Master HK acquisition | ¥	¥ 1,146,240